Schedule of Investments
December 31, 2024 (unaudited)
Upright Growth & Income

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 73.56%

Banks - Diversified - 1.44%
JPMorgan Chase & Co.	200	47,942

Capital Markets - 3.45%
The Goldman Sachs Group, Inc.	200	114,524

Consumer Electronics - 3.02%
Apple, Inc.	400	100,168

Drug Manufacturers - General - 3.21%
AbbVie, Inc.	600	106,620

Drug Manufacturers - Specialty & Generic - 4.65%
Teva Pharmaceutical Industries Ltd. ADR (2)	7,000	154,280

Electrical Equipment & Parts - 0.27%
Plug Power, Inc. (2)	4,000	8,520

Entertainment - 0.67%
The Walt Disney Co.	200	22,270

Health Information Services - 0.10%
GE Healthcare Technologies, Inc.	41	3,205

Healthcare Plans - 0.41%
CVS Health Corp.	300	13,467

Integrated Circuit Design - 12.11%
Himax Technologies, Inc. ADR (2)	50,000	402,000

Luxury Goods - 4.53%
Tapestry, Inc.	2,300	150,259

Oil & Gas Integrated - 0.97%
Exxon Mobil Corp.	300	32,271

Pharmaceutical Retailers - 0.14%
Walgreens Boots Alliance, Inc.	500	4,665

Specialty Industrial Machinery - 0.63%
General Electric Co.	125	20,849

Semiconductors - 37.66%
ASE Technology Holding Co. Ltd. ADR (2)	10,000	100,700
NVIDIA Corp.	6,000	805,740
Silicon Motion Technology Corp. ADR	1,500	81,075
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,000	197,490
United Microelectronics Corp. ADR (2)	10,000	64,900

		1,249,905

Turbine Generators - 0.31%
GE Vernova LLC	31	10,197

Total Common Stock	(Cost $ 1,180,515)	2,441,142

Exchange-Traded Funds (3) - 25.18%

Direxion Daily 20+ Year Treasury Bull 3X Shares	1,500	41,265
Direxion Daily Aerospace & Defense Bull 3X Shares	2,000	19,680
Direxion Daily Dow Jones Internet Bull 3X Shares	1,000	52,790
Direxion Daily Industrials Bull 3X Shares	50	4,978
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	1,000	7,100
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	54,980
Direxion Daily Real Estate Bull 3X Shares	3,100	84,661
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	1,300	196,274
Direxion Daily Semiconductor Bull 3X Shares	800	31,976
Direxion Financial Bull 3X Shares	2,000	83,760
Direxion Small Cap Bull 3X Shares	750	17,062
ProShares S&P 500 Dividend Aristocrats ETF	9,000	241,200

Total Exchange-Traded Funds	(Cost $ 430,009)	835,726

Money Market Registered Investment Companies (4) - 4.10%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 4.94%	50,987	50,987
Morgan Stanley Institutional Liquidity Fund Government Portfolio Instituttional Class - 4.97%	85,188	85,188

Total Money Market Registered Investment Companies	(Cost $ 136,174)	136,174

Total Investments - 102.85%	(Cost $ 1,752,698)	3,413,042

Liabilities in Excess of Other Assets - ( 2.85%)		(94,436)

Total Net Assets - 100.00%		3,318,606

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,413,042	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,413,042	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Variable rate security. The yield shown represents the 7-day yield in effect at December 31, 2024.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.